PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	3 Months Ended
Jun. 30, 2023
Prepaid Expenses And Other Receivables
Schedule of prepaid expenses and other receivables

(In thousands)	As of June 30, 2023	As of March 31, 2023

Prepaid clinical research costs	$1,783	$1,653
Prepaid insurance	446	621
Research & development tax credits	186	169
Other prepaid expenses	151	56
Tax deposits	115	119
Other receivables	71	71
Total prepaid expenses and other receivables	$2,752	$2,689